UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund:  BlackRock Municipal Income Investment Trust (BBF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$275	$306,570
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	330	308,741
California — 15.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,452,575
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	1,017,475
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (a)(b)	360	391,352
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,300	1,418,703
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	775	977,957
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/19 (c)	1,600	1,797,984
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,275	1,515,542
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	1,600	1,987,232
5.50%, 11/01/33	1,500	1,861,845
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	400	490,148
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	300	364,998

Municipal Bonds	Par (000)	Value
California (continued)
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	$1,780	$2,142,159

		15,417,970
Colorado — 2.4%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,000	1,208,250
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,095	1,231,820

		2,440,070
Florida — 8.3%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	265	322,494
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	3,800	4,681,334
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	2,490	2,877,245
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	570	683,521

		8,564,594
Georgia — 1.7%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,742,252
Illinois — 20.6%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	2,955	3,583,469
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	1,060	1,178,964
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,100,900
Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,092,350
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,136,530

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago (continued):
5.25%, 12/01/43	$3,500	$3,887,765
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,000	1,186,700
Rush University Medical Center, Series B, 7.25%, 11/01/18 (c)	1,600	1,856,352
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,200,371
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	813,551
6.00%, 6/01/28	195	233,027
State of Illinois, GO:
5.25%, 2/01/31	475	520,529
5.25%, 2/01/32	1,000	1,093,040
5.50%, 7/01/33	1,000	1,103,150
5.50%, 7/01/38	210	229,461

		21,216,159
Indiana — 2.4%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (c)	2,210	2,509,411
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	1,600	1,836,544
Kentucky — 0.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	500	581,250
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	715	860,152

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$600	$658,974

		1,519,126
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,270	1,519,631
Massachusetts — 1.1%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, Series O, 5.38%, 8/15/18 (c)	1,000	1,105,550
Michigan — 3.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	915	1,080,972
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (c)	605	681,781
6.00%, 10/15/38	395	441,894
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (c)	995	1,167,334

		3,371,981
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,345,270
Nevada — 3.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (c)	1,600	1,837,312
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	1,825	2,118,113

		3,955,425
New Jersey — 4.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,140	1,212,538

2	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	$1,295	$1,426,300
Series AA, 5.50%, 6/15/39	1,485	1,643,227

		4,282,065
New York — 6.4%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	600	632,106
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,175,730
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	980	1,102,814
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,636,880

		6,547,530
Ohio — 2.7%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	1,565	1,756,509
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	885	1,069,354

		2,825,863
Pennsylvania — 4.6%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	567,750
Pennsylvania Turnpike Commission, RB, Sub-Series A:
6.00%, 12/01/16 (c)	1,500	1,548,135
5.63%, 12/01/31	1,250	1,462,013
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,160,700

		4,738,598
Puerto Rico — 0.2%
Children’s Trust Fund, Refunding RB:
5.50%, 5/15/39	120	120,000

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Children’s Trust Fund, Refunding RB (continued):
Asset-Backed, 5.63%, 5/15/43	$80	$79,909

		199,909
Rhode Island — 1.9%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	1,880	1,949,522
South Carolina — 3.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,190	1,441,447
South Carolina State Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,000	1,143,090
Series E, 5.25%, 12/01/55	1,000	1,172,610

		3,757,147
Texas — 12.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41 (c)	1,670	1,977,965
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	745	889,038
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (c)	890	969,833
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (c):
6.00%, 8/15/20	140	169,172
6.00%, 8/15/20	1,765	2,135,262
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (c)	5	5,682
5.50%, 5/15/19 (c)	80	90,910
5.50%, 5/15/19 (c)	5	5,682
5.50%, 5/15/33	1,910	2,139,850
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	1,000	1,182,480
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (c)	1,000	1,114,520
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	340	405,606

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$1,505	$1,773,808

		12,859,808
Virginia — 1.4%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	280	322,392
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (c)	1,000	1,147,050

		1,469,442
Wisconsin — 2.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	1,675	1,817,308
Medical College of Wisconsin, Inc., 4.00%, 12/01/46 (b)	385	403,823

		2,221,131
Total Municipal Bonds — 105.5%		108,591,559

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 19.0%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (e)	1,995	2,203,717
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,755,944
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (e)	2,630	3,069,723
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (c)	3,898	4,548,574
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	450,036

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	$4,214	$4,808,064
University of California, RB, Series O, 5.75%, 5/15/19 (c)	1,500	1,724,640

		19,560,698
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	1,395	1,617,112
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (c)	1,799	2,002,469

		3,619,581
Illinois — 3.0%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (c)	2,800	3,130,512
Nevada — 4.9%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (c)	2,500	2,782,825
Series B, 5.50%, 7/01/29	1,994	2,265,591

		5,048,416
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (e)	1,094	1,236,240
New Jersey — 3.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,096,340
Series B, 5.25%, 6/15/36 (e)	1,640	1,766,015

		3,862,355
New York — 13.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,557,315

4	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	$1,500	$1,751,133
Series FF-2, 5.50%, 6/15/40	1,995	2,261,318
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,660,110
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,205	2,619,397
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	1,300	1,551,699
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	2,000	2,238,080

		13,639,052
Texas — 5.2%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (e)	2,025	2,252,075
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	3,121,250

		5,373,325
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	1,015,534

		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 54.9%		$56,485,713
Total Long-Term Investments (Cost — $146,503,080) — 160.4%		165,077,272

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.19% (f)(g)	441,584	441,584
Total Short-Term Securities (Cost — $441,584) — 0.4%		441,584
Total Investments (Cost — $146,944,664*) — 160.8%		165,518,856
Other Assets Less Liabilities — 1.3%		1,301,958
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.9)%		(29,698,681)
VRDP Shares, at Redemption Value — (33.2)%		(34,200,000)

Net Assets Applicable to Common Shares — 100.0%		$102,922,133

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$117,686,420

Gross unrealized appreciation	$18,574,279
Gross unrealized depreciation	(424,070)

Net unrealized appreciation	$18,150,209

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019 is $7,891,026.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

(f)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	441,584	441,584	$81
FFI Institutional Tax-Exempt Fund	478,351	(478,351)	—	85
Total			441,584	$166

(g)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(14)	5-Year U.S. Treasury Note	June 2016	$1,692,797	$5,305
(20)	10-Year U.S. Treasury Note	June 2016	$2,601,250	21,741
(6)	Long U.S. Treasury Bond	June 2016	$979,875	12,083
(1)	Ultra U.S. Treasury Bond	June 2016	$171,344	3,903
Total				$43,032

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

6	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$165,077,272	—	$165,077,272
Short-Term Securities	$441,584	—	—	441,584

Total	$441,584	$165,077,272	—	$165,518,856

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$43,032	—	—	$43,032

[1]    See above Schedule of Investments for values in each state and political divisons.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2016	7

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$62,850	—	—	$62,850
Liabilities:
Bank overdraft	—	$(37,694)	—	(37,694)
TOB Trust Certificates	—	(29,682,227)	—	(29,682,227)
VRDP Shares	—	(34,200,000)	—	(34,200,000)

Total	$62,850	$(63,919,921)	—	$(63,857,071)

During the period ended April 30, 2016, there were no transfers between levels.

8	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2016